Registration No. 333-20177

Investment Company Act No. 811-08021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. ___                         [ ]

        Post-Effective Amendment No. 7                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

         Amendment No. 11                                       [X]

AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Zuhair Nubani, Esq.

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately  upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph(b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Prospectus

November 01, 2003

The Azzad Funds

Ethical Investing

Azzad/Dow Jones Ethical Market Fund

Azzad Ethical Income Fund

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged whether the information contained in this prospectus is   accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Overview

3

The Funds at a Glance

Azzad/Dow Jones Ethical Market Fund

Investment Objective

4

Principal Investment Strategies

4

Principal Risks

6

Performance

7

Fund Fees and Expenses

8

Financial Highlights

10

Azzad Ethical Income Fund

Investment Objective

11

Principal Investment Strategies

11

Principal Risks

12

Performance

13

Fund Fees and Expenses

14

Financial Highlights

16

More About the Funds

Shareholder Advocacy

17

Management, Organization, and Capital Structure of the Funds

Board of Trustees

18

Investment Adviser

18

Sub Adviser

18

Funds’ Distribution Plan

18

Custodian, Transfer & Dividend Disbursing Agents

19

Organization

19

How Your Share Price (NAV) is Determined

19

Shareholder Guide

How to Purchase Your Shares

20

How to Sell Your Shares

22

How to Exchange Your Shares

24

Taxes, Dividends, and Distributions

Taxation of the Funds

24

Taxation of Shareholders

25

Dividends and Distributions

25

Shareholder Services

Online Account Access

25

Automatic Investment Plan

25

Shareholder Reports

25

Account Types

26

Privacy Policy

27

Additional Information

28

The Funds at a Glance

Overview

The Azzad/Dow Jones Ethical Market Fund (ADJEX) and the Azzad Ethical Income Fund (AEIFX), collectively referred to as the Azzad Funds, provide a convenient way for ethical investors to integrate their values with their investment decisions. Each fund’s investments endure a rigorous screening process designed to exclude companies that derive revenue from products and services believed to be unethical by the investment advisor.

The Azzad Funds

The Azzad/Dow Jones Ethical Market Fund’s primary investment objective is to provide shareholders with long-term returns that match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the “IMXL”), a sub-index of the Dow Jones Islamic Market Index (“DJIM”).

The Azzad Ethical Income Fund’s primary investment objective is to provide shareholders with current income and, as a secondary objective, the Fund seeks long-term capital appreciation.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund may also be used in all types of retirement and college savings plans including Wrap Programs sponsored by Azzad.

Ethical Investing

The Azzad Funds are designed to provide investors with an ethical investment alternative. The funds’ holdings are screened to meet the following criteria:

•

The Funds avoid companies with significant revenue from tobacco, alcohol, meat products, gambling, pornography, interest, insurance, and weapons of mass destruction. In addition, the funds’ holdings are filtered through certain ethically acceptable financial ratios.

•

The Funds seek to invest in promising companies and use their shareholder positions to influence corporations to engage in socially and environmentally responsible behavior.

Please Read this Prospectus carefully before Investing.

This prospectus contains important information about the Funds that you should know before investing. It contains information about the fees, risks, and investment strategies for each of the Azzad Funds. Please read it carefully and retain it for future reference.

As with all mutual funds, the Azzad Funds are not FDIC insured, have no bank guarantees, and you may lose money.

For Additional Information about the Funds’ investment strategies and risks, the Funds’ Statement of Additional Information is available, free of charge, from Mutual Shareholder Services, LLC.

The Azzad/Dow Jones Ethical Market Fund

Advisor

Azzad Asset Management, Inc.

Subadvisor

Wright Investors’ Service

Investment Objective

The Fund's primary investment objective is to provide its shareholders with long-term total return that, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL")1, a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The IMXL is an index composed of 100 companies selected using specific ethically based investment criteria. The investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its net assets in the U.S. component stocks of the IMXL, an unmanaged index that tracks the 100 most liquid U.S. and non-U.S. common stocks listed on the DJIM. The Fund is principally invested in large capitalization companies but may include mid-capitalization companies as well, provided that these companies are included in the IMXL.  The Fund seeks to achieve and maintain a correlation between the Fund's investment portfolio and the U.S. component securities of the IMXL of at least 0.95, after expenses. A correlation of 1.00 would mean that the Fund and U.S. component securities of the IMXL were perfectly correlated.

Under normal circumstances, 75% of the Fund's net assets will be allocated among the U.S. component securities of the IMXL according to the weightings assigned to such securities in the IMXL (after adjustment to reflect the exclusion of all non-U.S. component stocks). The Fund seeks to enhance its performance by investing up to 25% of the Fund's net assets in the top 10 U.S. component securities of the IMXL that have the highest current dividend yield. The percentage of the Fund's investments in each of these securities is weighted according to dividend yield so that a greater portion of the allocation is invested in the stocks with the highest dividend yield.

When U.S. companies are eliminated from or added to the IMXL by Dow Jones, the Fund will adjust the investment portfolio to reflect these changes. The Fund will sell out the positions of the companies that are eliminated by Dow Jones from the IMXL, including those affected in the highest dividend-yield basket, then buy in new positions of the companies added following notice to the Fund by Dow Jones of changes made to the IMXL. While the Fund intends to hold portfolio securities for the long term, these changes to Fund positions will be made, with no regard to any proposed holding period, within seven business days of Dow Jones' notice to the Fund.

The list of the 10 highest dividend-yielding stocks of the IMXL is reviewed, and adjusted as necessary. The Fund intends to hold the positions taken by the investment adviser in these securities as long as they continue to have a dividend yield ranked among the top 10 of the U.S. component stocks of the IMXL.

The Fund will select portfolio securities on the basis of computer-generated statistical data in order to develop a portfolio that replicates the performance of the entire U.S. component of the IMXL in terms of liquidity, industry weighting, market capitalization and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This method of stock selection is generally referred to as the "optimization" method.

Should the fund’s assets fall below $600,000, and the Fund does not have sufficient assets to replicate the U.S. component of the IMXL, the Fund will invest in a representative sample of the U.S. component of the IMXL. The purpose of selecting the representative sample is to achieve, under normal conditions, a correlation between the performance of the Fund’s investment portfolio and the performance of the U.S. component stocks of the IMXL of at least 0.95, after expenses.

 "Dow Jones", "Dow Jones Islamic Market Index" and "Dow Jones Islamic Market Extra Liquid Index " are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund's investment adviser other than the licensing of the Dow Jones Islamic Market Index and its service marks for use in connection with the Fund. This Fund is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.

The Dow Jones Islamic Market Extra Liquid Index (IMXL)

Although you cannot invest directly in an index, an index mutual fund provides you with the opportunity to invest in a portfolio that tracks an index. The Azzad/Dow Jones Ethical Market Fund is an enhanced index fund that follows the IMXL index, a sub-index of the DJIM.

All mutual funds use some type of screens to filter their investments. Screens are guidelines that define which stocks will be included in a portfolio and which will be excluded. In addition to basic financial screens such as market capitalization, financial solvency, industry and sector diversification, the stocks of the DJIM (and IMXL) are screened according to their lines of business and a set of financial ratios.

Exclusionary Screens

The screens used in the IMXL and its respective DJIM index are intended to reflect those most widely used by ethical and socially responsible investors. However, you may still find that some companies in the index do not reflect your social, political or environmental standards. The Fund uses its shareholder rights and responsibilities to make its voice heard on issues that concern its ethical investors.

The Dow Jones Company carefully screens all component stocks of the DJIM, and subsequently the IMXL, for ethical compliance, which begins by excluding the following types of companies:

Alcohol

Tobacco

Meat Related Products

Unethical Entertainment (gambling, pornography, etc.)

Weapons of Mass Destruction

Conventional Financial Services (banks, insurance)

These products and services may be harmful and/or function in ways that are unfair to members of society. They are removed from the “universe” of stocks considered for the DJIM (and IMXL). After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial ratio “filters”. The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

o

Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

o

Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

o

The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is greater than or equal to 33%.

Companies that pass these screens are included in the DJIM universe of stocks, from which IMXL components are selected.

Investment Restrictions

In addition to restrictions imposed upon the business activities of companies, the Fund’s ethical and investment objectives impose broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. Under these provisions, the Fund may not invest in debt instruments, including bonds (including World Bank bonds and U.S. treasury bonds), notes, preferred stocks and convertible securities or other instruments that pay interest or that are deemed interest-equivalent investments; or in other derivative and hybrid securities, such as swaps, index futures, or other futures contracts.

Temporary Defensive Positions

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold up to 100% of its assets in non-interest bearing cash accounts. However, the fund will not invest in interest-paying instruments frequently used by other mutual funds for this purpose. During these periods, the Fund may not achieve its investment objective. These strategies are discussed in greater detail in the Statement of Additional Information ("SAI").

Principal Risks

All investments involve risk. As with all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no guarantee that the Fund’s investment objective will be achieved. You may lose money on your investment in the Fund, or the Fund could underperform for any or all of the following reasons:

o

The Stock market goes down. The value of the Fund’s shares and its total return will fluctuate widely and your investment may be worth more or less than your original cost when you redeem your shares. The value of a security tends to fluctuate in response to activities specific to the company, general market, economic, and political conditions. In addition, individual stocks in the Fund may underperform and the Fund’s portfolio management’s practices may not achieve their desired affect.

o

The Fund’s Ethical Investment Objectives may narrow the availability of investment opportunities. It is possible that the restrictions placed on investments may cause the Fund to underperform in economic downturns compared to other Funds that do not place such restrictions.

o

The Fund is non-diversified. The Fund may invest a larger percentage of its assets in fewer companies. The Fund’s ethical screens also restrict it from investing in industries and companies that may otherwise be advantageous investments. In addition, the Fund invests primarily in stocks of large capitalization companies. These stocks tend to go through market cycles and the performance of your investment will generally follow these trends.

o

Regardless of how the IMXL index is performing, the Fund will continue to invest in its components. Notwithstanding the allocation of 25% of the Fund’s net assets to the 10 U.S. component securities of the IMXL with the highest dividend yield, a passive investment management approach will be employed. It is intended that the composition of the Fund's investment portfolio will not be changed based on economic, financial or market analysis. As a result, the Fund may be positively or negatively affected.

o

Imperfect Correlation. The Fund’s ability to match the performance of the IMXL index may be affected by a number of factors including the Fund’s operating expenses and transaction costs, market fluctuations, subscriptions and redemptions from the Fund, and imperfect correlation between the Fund’s holdings and those in the index.

If you are not willing to accept the risks associated with investing in the stock market and the Fund, you should not invest in the Fund. The Fund does not constitute a complete or balanced investment program.

Performance Bar Chart

The bar chart on the next page provides some indication of the risks involved in investing in the Fund. The chart shows how the Fund’s performance has varied from one calendar year to the next. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Year-to-date performance as of October 7, 20031:

+ 9.80%

Best quarter covered by the chart above (12-31-2001):

+6.53%

Lowest quarter covered by the chart above (6-30-2002):

-12.78%

Average Annual Total Returns

The performance table below shows the Fund’s average annual total returns in comparison to those of a broad-based securities market index. It provides some indication of the risks involved in investing in the Fund. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

The after-tax returns are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period. During periods of loss, a higher after-tax return may result when a capital loss occurs upon redemption. This translates into an assumed tax deduction that benefits the shareholder. These returns do not take into consideration the May 2003 cuts in federal income tax rates on dividends and capital gains.

#

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2002)
	One Year	Since Inception[1]
The Azzad/Dow Jones Ethical Market Fund
Return Before Taxes	-26.08%	-18.80%
Return After Taxes on Distributions	-26.08%	-19.00%
Return After Taxes on Distributions and Sale of Fund Shares	-13.51%	-13.23%
DJIMXL[2]	-23.31%	-23.40%

1 The front-end sales load charged by the Fund is not reflected in the above performance bar chart. If these charges were reflected, returns would be less than those shown. Total return figures assume reinvested dividends, capital gains distributions, and changes in principal value. These figures do not reflect the taxes a shareholder may be required to pay on distributions or redemptions of Fund shares. The Fund’s past performance does not indicate how the Fund will perform in the future.

2 Total return figures reflect no deductions for fees, expenses, or taxes.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly by you):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)[1]	5.0%
Maximum Deferred Sales Charge (Load) (as a % of lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividend Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)[2]	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund’s assets):

Management Fees	1.00%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	35.53%
Total Fund Operating Expenses	36.78%
Fee Waiver and Expense Reimbursement[3]	34.53%
Total Net Annual Operating Expenses	2.25%

-----------------

1.

Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details.

2.

Redemptions from IRA accounts will be charged a $15 fee.

3.  The Fund’s investment adviser has agreed to waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets. This agreement is in effect for a ten-year period beginning August 8, 2002. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except for reimbursement through August 8, 2012).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$717	$1,168	$1,645	$2,955

This example should not be considered to represent future expenses. Actual expenses may be greater or less than those shown here.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information for the period ended June 30, 2003 has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report.  The annual report is available upon request by calling toll-free 1-888-350-3369 or 1-440-922-0066.

For a capital share outstanding throughout each period indicated:

Period Ending

Period Ending

Period Ending

6/30/2003

6/30/20022

8/31/20011

Net Asset Value at Beginning of Period

$7.51

$8.78

$10.00

Net Investment Loss

(0.03)

(0.05)

(0.04)

Net Losses on Securities

(Realized and Unrealized)

(0.15)

(1.14)

(1.18)

Total from Investment Operations

(0.18)

(1.19)

(1.22)

Distributions from Net Investment Income

--

--

--

Distributions from Capital Gains

--

(0.08)

--

Total Distributions

--

(0.08)

--

Net Asset Value at End of Period

$7.33

$7.51

$8.78

Total Return

(2.40%)

(13.64%)

(12.20%)

Ratios/Supplemental Data:

Net Assets at End of Period (000’s omitted)

$289

$99

$73

Ratio of Expenses to Average Net Assets2 (a)

After reimbursement/waiver of fees

2.25%

2.25%

2.25%

Before reimbursement/waiver of fees

36.78%

104.00%

158.05%

Expenses waiver or Reimbursed (b)

(34.53)%

(101.75)%

(155.80)%

Ratio of Net Investment Loss to

Average Net Assets

(0.70)%

(0.88)%

(0.70)%

Portfolio Turnover Rate

33.94%

6.93%

27.54%

1 For the period December 22, 2000 (inception date) to August 31, 2001.

2 For the period September 01, 2001 to June 30, 2002.

(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period   had such reductions not occurred.

The Azzad Ethical Income Fund

Advisor

Azzad Asset Management, Inc.

Subadvisor

Wright Investors’ Service

Investment Objective

As a primary investment objective, the Fund seeks to provide current income, and as a secondary objective, the Fund seeks appreciation of capital consistent with ethical principles. The investment objective is a fundamental policy and cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Principal Investment Strategies

The Fund invests primarily in equity securities. Investment decisions are made in accordance with its ethical principles as determined by the Fund’s adviser. The Fund will ordinarily invest at least 80% of its assets in dividend paying companies. In selecting securities, the Fund’s sub-adviser looks for companies that, in the sub-adviser’s opinion, have a history of consistent dividends and earnings. The Fund will invest primarily in the common stocks of large-capitalization companies, but may invest up to 25% of its assets in the common stocks of middle or small capitalization companies (companies with a market capitalization of less than $1 billion). The Fund will sell securities if companies are no longer compliant with its ethical principles. The sub-adviser also may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the sub-adviser to be consistent with the Fund’s investment objectives or when an investment opportunity arises that the sub-adviser believes is more compelling.

The Fund is diversified, and with respect to 75% of its total assets, it does not invest more than 5% of total assets in the securities of any one issuer. In addition, the Fund will not invest more than 25% of its assets in any particular industry.

Stock Selection Process and Criteria

All mutual funds use some type of screens to filter their investments. Screens are guidelines that define which stocks will be included in a portfolio and which will be excluded. In addition to basic financial screens such as market capitalization, financial solvency, industry and sector diversification, the stocks of the Fund are screened according to their lines of business and a set of financial ratios.

Exclusionary Screens

The screens used by the Fund are intended to reflect those most widely used by ethical and socially responsible investors. However, you may still find that some companies in the Fund do not reflect your social, political or environmental standards. The Fund uses its shareholder rights and responsibilities to make its voice heard on issues that concern its ethical investors.

The stock selection process begins by excluding those firms who do not meet specific business line and financial requirements. Specifically, the Fund excludes firms whose products or services include:

Alcohol

Tobacco

Meat Related Products

Unethical Entertainment (gambling, pornography, etc.)

Weapons of Mass Destruction

Conventional Financial Services (banks, insurance)

These products and services may be harmful and/or function in ways that are unfair to members of society. They are removed from the “universe” of stocks considered for investment in the Fund. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial ratio “filters”. The purpose is to remove companies with unacceptable financial ratios.

The filters exclude companies if:

o

Total debt divided by trailing 12-month average market capitalization is greater than or equal to 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

o

Accounts receivables divided by total assets is greater than or equal to 45%. (Note: accounts receivables = current receivables + long-term receivables).

Companies that pass these screens are included in the Fund’s universe of stocks, from which investments are selected.

Investment Restrictions

In addition to restrictions imposed upon the business activities of companies, the Fund’s ethical objectives impose broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques. Under these provisions, the Fund may not invest in debt instruments, including bonds (including World Bank bonds and U.S. treasury bonds), notes, preferred stocks and convertible securities or other instruments that pay interest or that are deemed interest-equivalent investments; or in other derivative and hybrid securities, such as swaps, index futures, or other futures contracts.

Temporary Defensive Positions

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold up to 100% of its assets in non-interest bearing cash accounts. However, the fund will not invest in interest-paying instruments frequently used by other mutual funds for this purpose. During these periods, the Fund may not achieve its investment objective. These strategies are discussed in greater detail in the Statement of Additional Information ("SAI").

Principal Risks

All investments involve risk. As with all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no guarantee that the Fund’s investment objective will be achieved. You may lose money on your investment in the Fund, or the Fund could under perform for any or all of the following reasons:

o

The Stock market goes down. The value of the Fund’s shares and its total return will fluctuate widely and your investment may be worth more or less than your original cost when you redeem your shares. The value of a security tends to fluctuate in response to activities specific to the company, general market, economic, and political conditions. In addition, individual stocks in the Fund may under perform and the Fund’s portfolio management’s practices may not achieve their desired affect.

o

The Fund’s Ethical Investment Objectives may narrow the availability of investment opportunities. It is possible that the restrictions placed on investments may cause the Fund to under perform in economic downturns compared to other Funds that do not place such restrictions. The Fund’s ethical screens also restrict it from investing in industries and companies that may otherwise be advantageous investments.

o

Investment style risk: Each type of stock (large-cap, mid-cap, small cap, etc.) tends to go through cycles of doing better or worse than the stock market in general. Returns from one asset class of stocks may trail returns from other types of stocks the Fund purchases or the overall stock market. In addition, investing in small cap companies involves special risks.  Among other things, the prices of small and mid-sized companies are generally more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.  It is anticipated that some of the portfolio securities of the Fund may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities.  Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

Investments in small-cap companies are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies.  Small companies may have limited product lines, markets or financial resources, or management experience.

If you are not willing to accept the risks associated with investing in the stock market and the Fund in particular, you should not invest in the Azzad Funds.  The Fund does not constitute a complete investment program.

Performance Bar Chart

The bar chart below provides some indication of the risks involved in investing in the Fund. The chart shows how the Fund’s performance has varied from one calendar year to the next. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Year-to-date performance as of October 7, 20031:

+14.66%

Best quarter covered by the chart above (12/31/2002):

+6.12%

Lowest quarter covered by the chart above (9/30/2000):

 -25.50%

1 The front-end sales load charged by the Fund is not reflected in the above performance bar chart. If these charges were reflected, returns would be less than those shown. Total return figures assume reinvested dividends, capital gains distributions, and changes in principal value. These figures do not reflect the taxes a shareholder may be required to pay on distributions or redemptions of Fund shares. The Fund’s past performance does not indicate how the Fund will perform in the future.

Average Annual Total Returns

The performance table below shows the Fund’s average annual total returns in comparison to those of a broad-based securities market index. It provides some indication of the risks involved in investing in the Fund. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.

The after-tax returns are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period. During periods of loss, a higher after-tax return may result when a capital loss occurs upon redemption. This translates into an assumed tax deduction that benefits the shareholder. These returns do not take into consideration the May 2003 cuts in federal income tax rates on dividends and capital gains.

#

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2002)
	One Year	Since Inception[1]
The Azzad Ethical Income Fund*
Return Before Taxes	-22.81%	-31.29%
Return After Taxes on Distributions	-22.81%	-31.29%
Return After Taxes on Distributions and Sale of Fund Shares	-11.42%	-22.47%

DJIM**	-26.57%	-24.80%

* The front-end sales load charged by the Fund is not reflected in the above performance bar chart. If these charges were reflected, returns would be less than those shown. Total return figures assume reinvested dividends, capital gains distributions, and changes in principal value. These figures do not reflect the taxes a shareholder may be required to pay on distributions or redemptions of Fund shares. The Fund’s past performance does not indicate how the Fund will perform in the future.

**Total return figures reflect no deductions for fees, expenses, or taxes.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly by you):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)[1]	5.0%
Maximum Deferred Sales Charge (Load) (as a % of lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividend Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)[2]	None
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund’s assets):

Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	15.04%
Total Fund Operating Expenses	16.29%
Fee Waiver and Expense Reimbursement[3]	14.04%
Total Net Annual Operating Expenses	2.25%

-----------------

1.

Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details.

2.

Redemptions from IRA accounts will be charged a $15 fee.

3.  The Fund’s investment adviser has agreed to waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 2.25% of average daily net assets. This agreement is in effect for a ten-year period beginning August 8, 2002. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except for reimbursement through August 8, 2012).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$717	$1,168	$1,645	$2,956

This example should not be considered to represent future expenses. Actual expenses may be greater or less than those shown here.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. The information for the period ended June 30, 2003 has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report.  The annual report is available upon request by calling toll-free 1-888-350-3369 or 1-440-922-0066.

For a capital share outstanding throughout each period indicated:

Year Ending

Year Ending

Period Ending

6/30/2003

6/30/2002

6/30/20011

Net Asset Value at Beginning of Period

$4.53

$5.21

$10.00

Net Investment Loss

(0.03)

(0.05)

(1.59)

Net Gain (loss) on Securities

(Realized and Unrealized)

0.01

(0.63)

(3.20)

Total from Investment Operations

(0.02)

(0.68)

(4.79)

Distributions from Net Investment Income

--

--

--

Distributions from Capital Gains

--

--

--

Total Distributions

--

--

--

Net Asset Value at End of Period

$4.51

$4.53

$5.21

Total Return

(0.44%)

(13.05%)

(47.90%)

Ratios/Supplemental Data:

Net Assets at End of Period (000’s omitted)

$601

$183

$270

Ratio of Expenses to Average Net Assets (a)2

After reimbursement/waiver of fees

2.25%

2.25%

27.82%

Before reimbursement/waiver of fees

16.29%

29.69%

33.39%

Expenses waiver or Reimbursed (b)

(14.04)%

(27.44)%

(5.57)%

Ratio of Net Investment Loss to

Average Net Assets

(1.11)%

(0.85)%

(26.76)%

Portfolio Turnover Rate

82.52%

8.81%

59.40%

1 For the period July 11, 2000 (inception date) to June 30, 2001

2   (a) Ratios are annualized for periods of less than one year, except for the total return ratio. (b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

More About the Funds

Shareholder Advocacy

Large corporations today have revenues that far exceed the incomes of most developing nations, or even whole continents. In their primary quest to make more money for their shareholders, they can become detached from their local communities and from human responsibilities.

It is our duty to compel these corporations to act more responsibly. Therefore, we take our shareholder responsibilities seriously. We view the right to vote proxies for our Funds’ holdings as a valuable asset of the funds.

A complete list of our proxy voting guidelines and voting record on the Funds’ holdings is available, free of charge, upon written request to: Azzad Funds Attention: Shareholder Representative 3130 Fairview Park Drive, Suite 130 Falls Church, VA 22042. You may also download the guidelines and proxy voting record online at www.azzadfund.com. These Guidelines summarize the Funds’ positions on various issues of concern to ethical investors. They give general indication as to how the advisor, Azzad Asset Management, Inc. will vote Fund shares on each issue listed. Because we have a fiduciary duty to our shareholders to examine each resolution offered and the context in which it applies, we vote proxies after considering the Funds’ investment objectives and ethical goals. Therefore, there may be instances in which votes differ from the guidelines stated.

Because it is impossible to predict all potential voting issues, the listing is not exhaustive. The advisor will vote on issues that arise but are not addressed in the guidelines in accordance with the Funds’ investment objectives and ethical goals. In addition, some issues such as redlining and predatory lending that largely concern banks and insurance companies are not included because the Funds do not invest in their stocks.

The guidelines are subject to change without notice.

Management

Board of Trustees

The business of the Funds is managed under the direction of the Board of Trustees (the "Board") of the Company. The Board formulates the general policies of the Funds and meets periodically to review the their performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Board ensures that the Funds’ policies, procedures and general business practices are conducted in strict conformity to their ethical principles.

The Adviser

Azzad Asset Management, Inc. (the “Adviser”), 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22042, serves as investment adviser to the Azzad Funds. The Adviser is a privately held corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended with the U.S. Securities and Exchange Commission. The Adviser was incorporated in the State of Delaware on June 9, 2000. The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware law in June 2000 under the current name.

The Adviser currently serves under an investment advisory agreement dated August 8, 2002.  Under the terms of the advisory agreement, the Adviser is responsible for formulating the Funds’ investment programs and for making day-to-day investment decisions and engaging in portfolio transactions.  The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Funds’ operations.  For the fiscal year ended June 30, 2003, the Adviser waived the entire advisory fee and received $0 for its services.

The Adviser currently manages investments for clients other than the Funds, and may continue to do so in the future.

Sub-adviser

The Adviser has entered into a sub-advisory agreement with Wright Investors’ Service, Inc. (“Wright”), located at 440 Wheelers Farms Road, Milford, Connecticut, 06460.  Wright is an independent professional investment management and advisory organization that provides investment services to individuals, banks, insurance companies and other institutional investors worldwide.  Under the sub-advisory agreement, Wright provides portfolio management services to the Funds.  Wright receives a fee from the Adviser (not the Funds) equal to an annual rate of 0.15% of the Funds’ average daily net assets, with a minimum monthly payment of $417.

Established more than 40 years ago, Wright is an internationally recognized firm headquartered in Milford, Connecticut, with offices in Florida and Illinois.  As of December 31, 2001, Wright had approximately $3 billion under management.  An investment committee, consisting of a team of Wright’s investment professionals, will be responsible for the day-to-day management of the Funds’ portfolios.  A staff that provides multilevel analyses of the economic and investment environments and the probable effect of economic forecasts on client portfolios supports the investment committee.

Distribution

Each Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act (the "Rule") that allows such Fund to pay distribution and other fees for the sale and distribution of its shares. The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that such Fund will compensate the Distributor by paying the Distributor a monthly fee equal to 0.25% of its average daily net assets, on an annual basis, to enable it to provide marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts and to make payments to broker-dealers and other financial institutions with which it has written agreements, and whose clients are Fund shareholders, for providing distribution assistance. Fees paid under the Plan may not be waived for individual shareholders.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Funds directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

Because these expenses are paid out of the Funds’ assets on an on-going basis, over time, these expenses may increase the cost of your investment and may cost you more than paying other types of sales charges.

Lloyd, Scott & Valenti, Ltd., 7701 N. Lamar Blvd., Suite 408, Austin, Texas 78752 serves as the Funds’ distributor pursuant to a Distribution Agreement with the Funds dated November 1, 2002.

Custodian, Transfer & Dividend Disbursing Agents

Union Bank of California, 350 California Street, San Francisco, CA 94104, serves as custodian for the Funds’ cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. The Custodian does maintain certain financial and accounting books and records pursuant to an agreement with the Funds. Mutual Shareholder Services, LLC, 8869 Brecksville Rd, Suite C, Brecksville, OH 44141, serves as the transfer agent and dividend disbursing agent for the Funds and in that capacity maintains certain books and records for the Funds.

Shareholder inquiries relating to a shareholder account should be directed by writing to Azzad Funds, Attention: Shareholder Services 3130 Fairview Park Drive Suite 130, Falls Church, VA 22042 or by telephoning Azzad Funds (toll-free) at 866-862-9923, Monday through Friday (except holidays), between the hours of 9:00 A.M. and 5:00 P.M., Eastern Standard Time.

Organization

The Azzad Ethical Income Fund and the Azzad/Dow Jones Ethical Market Fund are a series of the Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company. It is not intended that meetings of the Fund’s shareholders be held except when required by Federal or Massachusetts state law. All shareholders of the Fund are entitled to vote at shareholders’ meetings. From time to time, large shareholders may control the Funds.

How Your Share Price (NAV) is Determined

The value of a single share of each Fund is known as its "net asset value" per share or "NAV." The net asset value per share or “NAV” for each Fund is determined by taking the market value of all securities owned by such Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

Net Asset Value (NAV)= Total Assets--Total Liabilities

                                          Number of Shares Outstanding

The Funds’ securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the adviser believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Funds compute their daily prices using market prices as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Standard Time). The Funds’ shares are not priced on the days when the NYSE trading is closed. The Funds’ NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Your order (redemption or purchase) will be priced at the next NAV calculated after such Fund receives your order.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

Shareholder Guide

How to Purchase Shares

Shares of each Fund are offered for sale on a continuous basis at the NAV.

o

The minimum initial investment for each Fund is $1,000 or $50 for shareholders enrolled in the automatic investment plan.

o

The minimum subsequent investment is $50;

o

The minimum initial investment for retirement and college savings plans is $500 or $50 for shareholders enrolled in the automatic investment plan.

The price for Fund shares is the Fund's net asset value per share (NAV) plus the applicable up-front sales load imposed at the time of purchase as set forth in the chart below:

Amount of Investment	Sales Loads as a % of: Public Offering Price Net Amount Invested		Dealer Reallowance as % of Public Offering Price
Less than $25,000	5.00%	5.26	4.50
$25,000 to $99,999	4.25%	4.44	3.825
$100,000 to $249,999	3.50%	3.63	3.15
$250,000 to $499,999	2.75%	2.83	2.475
$500,000 to $999,999	2.00%	2.04	1.80
$1,000,000 to $1,999,999	1.00%	1.01	0.90
$2,000,000 or more	None	None	None

A shareholder's purchases of shares of the Funds are combined for purposes of determining the amount of investment and the applicable sales load.  Various individuals and organizations that meet Fund requirements may buy shares at NAV - that is, without a sales charge.  Load fees are waived for clients who participate in Azzad’s Ethical Wrap Account (EWA) program. For a list of those who may qualify for fee waivers, see the Statement of Additional Information.

Once you have purchased shares in the Funds, you can qualify for a discount on the sales charge.  When you purchase additional shares at the public offering price, you will pay the sales charge corresponding to the total of your current purchase plus either the value of shares of the Fund you already own, or their original cost – whichever is greater.  (Remember, sales charges go down as the amount of the transaction increases.)  To receive this discount, you must notify the Funds in writing of your previous purchases when you make your current purchase.

The Funds receive the entire net asset value of all of their shares that are sold.  Lloyd, Scott & Valenti, Ltd. serves as the Funds’ distributor and retains the full sales charge from which it pays the dealer reallowance.  Lloyd, Scott & Valenti, Ltd. maintains a branch office at the offices of the Adviser.  To the extent Lloyd, Scott & Valenti, Ltd. makes payments in lieu of commissions to its registered representatives at this office, the adviser will reimburse the applicable company for such payments.

BY MAIL: You may purchase shares of the Funds by completing and signing an Account Application form enclosed with this Prospectus and mailing it, together with your check made payable to the Azzad Funds, to the address listed below:

Mutual Shareholder Services, LLC

c/o The Azzad Funds

8869 Brecksville Rd.

Suite C

Brecksville, OH 44141-1939

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above.  Third party checks will not be accepted, and the Funds reserve the right to refuse to accept second party checks.

BY TELEPHONE: Once your account is open, you may make subsequent investments by telephone by calling toll free (888) 350-3369 or (440) 922-0066. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in the Fund retirement account administered by the Fund’s transfer agent or its agents.

If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Funds), you will be responsible for any loss incurred by the Fund because of such cancellation.

BY WIRE:  You may make your initial or subsequent investments in the applicable Fund by wire transfer. To enable timely processing and transaction analysis, investors wiring funds must first notify Azzad of the investment.

ABA  122000496

Union Bank of California

Monterey Park, CA  91755

TRUSF

Attn: Domestic Custody Trust Department

Branch 09569

FFC:  Azzad Ethical Income Fund, #280025030

Azzad/Dow Jones Ethical Market Fund, # 280029440

To assure proper receipt, please be sure your bank included the applicable Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase.  The Funds and the Funds’ distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.  Note: federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN:  You may make your initial investment in the Funds by completing the automatic investment plan form authorizing the Azzad Funds to draw on your bank account. The minimum initial investment required is $50 for each Fund.

You may also make subsequent investments automatically for as little as $50 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment at any time by written instruction received by the Funds at least fifteen business days before the change is to become effective.

Additional Information About Purchases

All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern Time, Monday through Friday, exclusive of business holidays.

Fees and charges associated with purchasing shares of the Funds are set forth in this prospectus.  However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Funds will charge $20 and you will be responsible for any loss incurred by the Funds with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser (in such Fund) whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process.  In such instances, any amounts charged to the Funds for collection procedures will be deducted from the amount invested.

In addition, you will be required to provide information such as your birth date, social security number, address and other relevant information to help us verify your identity. For most accounts, you will be required to submit a photocopy of your driver’s license or other picture identification. If you do not provide this information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account. We also reserve the right to close your account for other lawful reasons including but not limited to: reasonable suspicion of money laundering, fraud, terrorism or other illegal activity in connection with the account.

How to Sell Your Shares

You may request to sell all or a portion of your shares at any time at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form.

If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

BY MAIL: Your request must include:

     a)  Original signatures of each registered owner exactly as the shares are registered;

     b)  The Fund name and the account number;

     c)  The number of shares or dollar amount to be sold; and

     d)  Any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to:

Mutual Shareholder Services

c/o Azzad Funds

8869 Brecksville Rd

Suite C

Brecksville, OH 44141-1939

BY TELEPHONE:  Redemptions by telephone can be made by calling 1-888-350-3369 or 1-440-922-0066. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

This feature can only be used on non-institutional accounts if:

a)  the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;

     b)  there has been no change of address of record on the account within the preceding 30 days;

     c)  the  person requesting the redemption can provide proper identification; and

     d)  the proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine.  The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions. Shareholders should be aware that they may experience difficulty effecting telephone redemptions during times of a market downturn or other emergency.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions.  For further information call the Funds at 1-888-350-3369 or 1-440-922-0066.

SIGNATURE GUARANTEE

Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.  A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-888-350-3369 or 1-440-922-0066 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to 15 days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Funds promptly in writing of any change of address.

BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption.  However, the Funds may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to 15 days from the purchase date. A wire fee of up to $20 will be charged by such Fund, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1)  The redemption price may be more or less than your cost, depending on the net asset value of such Fund's portfolio next determined after your request is received.

     (2)  A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS FormW4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of          shares from a retirement account may be subject to withholding tax.

     (3)  The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determine that the failure to do so would have a material adverse          consequence to the Fund and its shareholders.

     (4)  Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short term trading.

MANDATORY REDEMPTIONS

In order to reduce expenses, the Funds may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Funds elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice.  No account-closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

How to Exchange Your Shares

As an Azzad shareholder, you may exchange your shares of any Fund for shares of any other Azzad Fund, subject to the minimum investment requirement of such Fund. The exchange is made without sales charge and is treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. You may request the exchange by contacting the Funds at the phone number or address provided in the "By Telephone" and "By Mail" sections above.

It is your responsibility to obtain and read a prospectus of the Fund you are exchanging your shares for before you make an exchange. In addition:

o

You may make up to two exchanges out of each fund during a calendar year.  This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

o

If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.

o

In times of extreme economic or market conditions, exchanging shares by telephone may be difficult.  To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange.

o

Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or a loss for federal income tax purposes.

No exchange will be accepted unless the registration of the two accounts is identical.  Neither the Azzad Funds nor the Funds' transfer agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, the Funds’ transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

Taxation of the Funds

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Funds’ Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Funds’ shareholders.

TAXES ON DISTRIBUTIONS. The Funds operate in a manner such that they will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Funds will mail reports to you containing information about the Funds’ distributions during the year after December 31 of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax professional will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND" All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Funds may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Funds with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments. The Funds pass substantially all of their earnings along to their investors as distributions.  When the Funds earn dividends from stocks and distributes these earnings to shareholders, it is called a dividend distribution. The Funds realize capital gains when they sell securities for a higher price than they paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

o

Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

o

Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

The Funds distribute dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Shareholder Services

Online Account Access

For your convenience, you may access your account online 24 hours a day/ 7 days a week to review your account balances or histories. Simply go to the Azzad website at www.azzadfund.com, and use your social security number (or tax identification number) and investor number (located on your account statement) to access your Azzad Funds’ account. To obtain additional information about accessing your account online, call toll free 866-862-9923.

Automatic Investment Plan

You may make regular monthly purchases of Fund shares by participating in Azzad’s Automatic Investment Plan. Automatic investment plans allow you to purchase Fund shares by having specified amounts automatically deducted from your bank account and invested in a Fund on a monthly basis. To establish this service for your account, you may contact Azzad toll free at 866-862-9923 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or visit the Azzad website at www.azzadfund.com.

Shareholder Reports

You will receive semi-annual and annual reports by mail. The financial statements appearing in annual reports are audited by independent accountants. You will also receive quarterly statements by mail. If your address changes, it is your responsibility to contact Azzad with your address information.

Account Types

You may invest in the Funds through the following types of accounts (their respective applications can be downloaded online at www.azzadfund.com , for a hard copy call 866-862-9923):

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS (regular mutual fund accounts)

Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

RETIREMENT ACCOUNTS

The Fund offers various tax-deferred retirement plans and accounts, including Traditional IRAs, Roth IRAs,  Rollover IRAs, SEP (Simplified Employee Pension) IRAs, SIMPLE IRAs and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your legal or tax advisor. For an application and information regarding fees and other details, call toll free 866-862-9923

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA)

Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

COVERDELL EDUCATION SAVINGS ACCOUNTS (formerly EDUCATION IRA)

You may establish a tax-deferred education savings  account on behalf of any child with a Social Security Number to help save for his/her education. Account redemptions may be used for qualified primary, secondary, post secondary or higher education expenses. For an application and information regarding fees and other details, call toll free 866-862-9923.

FOR AN ORGANIZATION

You may open an account for a trust, corporation, partnership, endowment, foundation, or other entity. For corporations, a corporate resolution signed by an authorized person with a signature guarantee is required. For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners is required. An authorized officer of the corporation or other legal entity must sign the application.

For trust accounts, the trust must be established before you can open the account. You must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

PRIVACY POLICY NOTICE

The Azzad Funds Commitment to Protecting Your Privacy

PLEASE READ AND RETAIN FOR YOUR RECORDS

The following is a description of the Azzad Funds’ (“the Funds”) policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

o

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Additional Information

INVESTMENT ADVISER

AZZAD ASSET MANAGEMENT, INC.

3130 FAIRVIEW PARK DRIVE, SUITE 130

FALLS CHURCH, VIRGINIA 22042

TEL: 866-862-9923 OR 703-207-7005

FAX: 703-207-7009

WEB www.azzadfund.com

Email Azzad@azzadfund.com

INDEPENDENT AUDITORS

TAIT, WELLER & BAKER

1818 MARKET STREET, 24TH FLOOR

PHILADELPHIA, PENNSYLVANIA 19103

TRANSFER AGENT AND

MUTUAL SHAREHOLDER SERVICES, LLC

FUND ACCOUNTANT

8869 BRECKSVILLE RD

SUITE C

BRECKSVILLE, OH 1939-44141

DISTRIBUTOR

LLOYD, SCOTT & VALENTI, LTD.

 7701 N. LAMAR BLVD.

 SUITE 408

 AUSTIN, TEXAS 78752

CUSTODIAN

UNION BANK OF CALIFORNIA

350 CALIFORNIA STREET

SAN FRANCISCO, CA 94104

Additional information about the Funds has been filed with the Securities and Exchange Commission (the “SEC”) in a Statement of Additional Information, and in the Funds’ annual and semi-annual reports to shareholders, which information is incorporated herein by reference (is legally considered a part of this prospectus). The Fund’s annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Statement of Additional Information provides more detailed information about the Fund.

These documents are available free of charge upon request to Mutual Shareholder Services, LLC 8869 Brecksville Rd. Suite C Brecksville, OH 44141 Tel: 888-350-3369 or 1-440-922-0066.  You can also review the Funds’ reports, SAI, and other reports and information by visiting the Public Reference Room of the Securities and Exchange Commission (“SEC”) at 450 Fifth Street, NW, Washington, DC 20549. Please call 202-942-8090 to learn the Public Reference Room's business hours. You may request copies of the Funds’ reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the SEC's Internet website at www.sec.gov.

Investment Company Act File Number: 811-08021

AZZAD®

STATEMENT OF ADDITIONAL INFORMATION

The Azzad Ethical Income Fund

The Azzad/Dow Jones Ethical Market Fund

November 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the Fund dated November 1, 2003.  Copies of the Prospectus may be obtained from the Fund by writing the Fund's Investment Adviser, Azzad Asset Management, Inc. 3130 Fairview Park Drive, Suite 130 Falls Church, VA 22042, or by calling 1-866-862-9923 or 1-703-207-7005.

TABLE OF CONTENTS

PAGE

Investment Objective, Policies and Restrictions

3

Trustees and Executive Officers

5

Investment Advisory and Other Services

6

Principal Shareholders

7

Code of Ethics

8

Administrator

8

Custodian

9

Distributor

9

Shareholder Servicing and Distribution Plan

9

Other Expenses

10

Portfolio Transactions and Allocation of Brokerage

10

Taxation

11

Purchase of Shares

11

Dividends and Distributions

12

Net Asset Value

12

Performance Comparisons

12

Redemption of Shares

13

Independent Accountants

14

Other Information

14

Financial Statements

15

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         The investment objectives and policies of the Funds are described in each Fund’s Prospectus. All investments are subject to the overall policy of making investment decisions according to ethical principles, as described in the Prospectus. Additional information regarding the Fund's investment risks, policies and restrictions is set forth below.

INVESTMENT POLICIES AND ASSOCIATED RISKS

            The following discussion supplements the disclosure in the prospectus about the Azzad Funds’ investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds that can appropriately bear the special risks associated with certain types of investments (e.g., investments in common stocks pursuant to an investment strategy consistent with ethical screens). Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Funds can give no assurance that their investment objectives will be achieved.

Risks of Investing in Portfolio Securities

         The Azzad Funds invest in common stocks.  Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.

         An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, the Fund is subject to the specific risks associated with the specific investments discussed below.

Fundamental Investment Restrictions

         The Funds are operated under the following investment restrictions that are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Funds. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" as defined in the 1940 Act currently means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fundamental investment restrictions limiting the Funds’ investments provide that the Funds may not:

(1)

issue senior securities, except as permitted under the Investment Company Act of 1940 and as consistent with the Adviser’s ethical guidelines;

(2)

purchase securities on margin or effect short sales of securities;

(3)

purchase or sell commodities or commodity contracts including futures contracts;

(4)

make loans of cash or portfolio securities or borrow money or property;

(5)

underwrite the securities of other issuers except to the extent that the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in connection with the purchase and sale of certain securities;

(6)

purchase securities of other investment companies unless (a) such securities are consistent with the investment objective of the Fund and the investment companies operate in a manner consistent with Azzad’s ethical principles and (b) such purchase is in compliance with the Investment Company Act of 1940 and applicable state law.  However, no such restriction shall apply to a purchase of investment company securities in connection with a merger, consolidation, acquisition or reorganization; and

In addition to the foregoing fundamental restrictions, the Funds have adopted the following non-fundamental policies that may be changed by the Board of Trustees:

(1)

the Fund has authority to invest up to 10% of its net assets in securities issued by foreign companies, but currently limits such investments to 5% of its net assets;

(2)

the Fund will not purchase or sell options, except the Fund has the power to use covered call options as a method to increase the income received from common stocks owned by the Fund. The Fund may sell (write) covered call options and purchase call options to close out call options previously written. The Fund currently does not write covered call options;

(1)

the Fund does not invest in preferred stock;

(2)

the Fund will not invest its net assets in warrants;

(3)

the Fund will not purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale, including securities that may be sold pursuant to Rule 144A under the Securities Act of 1933).  Notwithstanding the foregoing, the Fund may invest up to 10% of its net assets in illiquid securities (excluding restricted securities) but currently has no intention to do so;

(4)

the Fund may not invest in a company to get control or manage it.

Other Restrictions for the Azzad Ethical Income Fund:

(1)

Under normal circumstances, the Azzad Ethical Income Fund will invest at least 80% of its assets (defined as net assets plus the amount of borrowing for investment purposes) in dividend paying companies. The Fund will not change this policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.  The notice will be provided in a separate written document, containing the following, or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy".  The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund’s shareholders. If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

(2)

Purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry; and

(3)

With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities of other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(4)

The Fund may invest in real estate investment trusts (REITs).  Because the Fund invests in securities of companies engaged in the real estate industry, the Fund is vulnerable to changes in real estate values or economic downturns and is subject to risks associated with real estate, such as liquidity risk, extended vacancy, development delays, environmental issues, tenant bankruptcies or changes in property taxes, interest rates and tax and regulatory requirements.  In addition, the value of a real estate investment trust (REIT) can depend on the structure of the REIT and cash flow generated by the REIT. The prices of securities issued by companies engaged in the real estate industry may change in response to interest rate changes.  At times, when interest rates go up, the value of securities issued by companies in the real estate industry goes down. If the Fund focuses its real estate related investments in a geographic area or in a property type, the Fund will be particularly subject to the risks associated with that geographic area or property type.

(5)

The Fund may invest up to 10% of its net assets in equity securities issued by foreign companies, but currently limits such investments to 5% of its net assets. The Fund currently intends to invest only in dollar-denominated foreign securities available for trading and settlement in the U.S., primarily in American Depository Receipts (ADRs) for foreign securities. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. Foreign investment presents risks beyond those of securities of U.S. issuers.  Such risks include political or economic instability, changes in foreign currency exchange rates, different accounting methods, restrictions of the withdrawal of investments, tax withholding on dividends, and less publicly available information.  ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund avoids currency risks during the settlement period. The Fund’s Board of Trustees, without a shareholder vote, may change the above investment policy.

Other Restrictions for the Azzad/Dow Jones Ethical Market Fund:

(1)

The Fund may not purchase any security which is not included in the U.S. component of the Dow Jones Islamic Market Extra Liquid Index;

(2)

The Fund may not concentrate its investments in any particular industry; provided, however, if the U.S. component of the Dow Jones Islamic Market Extra Liquid Index concentrates in any industry, such concentration in that industry will also be reflected in the Fund’s investment portfolio. If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees supervises the business activities of the Azzad Funds (the "Company").  Each Trustee shall hold office until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed.

The following table contains information concerning each officer of the Company and each trustee of the Company who is an "interested person" of the Company, as defined in the 1940 Act. Mr. Qasem is an "interested person" because he is an officer of the Company and an officer of the Adviser.

Name, Address and Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22402 Year of Birth: 1964	Chairman, Treasurer and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)	2	None

The following table provides information regarding each trustee who is not an "interested person" of the Company, as defined in the 1940 Act.

Name, Address and Age	Positions Held With the Company	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra’ International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
Mohammad Abdul-Aleem 5845 Doverwood Drive #107 Culver City, CA 90230 Year of Birth: 1958	Trustee	Since 2001	CEO of Tjara Networks, Inc. (Architects of IslamiaCity.com) (2000 to present); President, Human Assistance and Development International (a non-profit organization working in the field of long-term development for the disadvantaged) (1990 to present); Project Management Systems Analyst, TRW Space and Defense (1987 to present)	2	Human Assistance & Development International; Tjara Networks, Inc.; New Horizon School Los Angeles
Qamaruddin Ali Yar Khan 19 West Fullerton Ave. Glendale Heights, IL 60139 Year of Birth: 1943	Trustee	Since 1996	Vice-President of Finance, Sonoscan, Inc. (manufacturer of ultrasonic testing equipment)(February 2001 to present); Controller, Sonoscan, Inc., (1991 to February 2001); President and Director of Income Achievers, Inc. (January 1995 to April 2002)	2	None

Although the Board of Trustees has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Company, no Executive Committee has been established at this time.

On July 11, 2003, the Company formed an audit committee consisting of Mr. Husain, Mr. Khan and Mr. Raheemullah.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.  The audit committee held no meetings during the fiscal year ended June 30, 2003.

The following table provides information regarding shares of and other portfolios of the Company owned by each Trustee as of June 30, 2003:

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee Within the Azzad Family of Funds
Qamaruddin Ali Yar Khan	0	0
Bashar Qasem	$2,051.61	0
Syed Shamshad Husain	$15,070.50	0
Syed K. Raheemullah	$3,023.71	0
Mohammad Abdul-Aleem	0	0

For their service as Trustees of the Company, the Trustees who are not “interested persons” are entitled to receive from the Company an aggregate fee of $400 per year, and $100 per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled board meeting is held and $50 per day plus expenses for attendance by telephone at a meeting held on each day on which no regular board meeting is held.  None of the executive officers receives compensation from the Company. The Fund will pay a pro rata portion of the fees and expenses payable to the Trustees who are not “interested persons,” based on the net assets of the Fund and the other series of the Company.

As of June 30, 2003 none of the trustee members has received compensation for their service as trustees. The "interested persons" who serve as Trustees of the Company receive no compensation for their service as trustees.

The Azzad Funds currently has two series, each of which is responsible for payment of its pro rata share of any compensation paid to the Disinterested Trustees by the Company.

INVESTMENT ADVISERY AND OTHER SERVICES

The investment adviser for the Azzad Funds is Azzad Asset Management, Inc. (the "Adviser"). The adviser’s address is 3130 Fairview Park Drive, Suite 130, Falls Church, Virginia 22042. The Adviser can also be contacted by telephone at (703) 207-7005.

As of October 1, 2003, Messrs. Ziad Al-Bassam (25%), Bashar Qasem (28%), Khalid Zainy (22%), Khalid AlSubaihi (19%) may be deemed to control the Adviser as a result of their respective ownership interest in the Adviser.

The Adviser currently serves as the investment adviser pursuant to an Advisory Agreement dated August 8, 2002.  The Adviser receives for its services to the Funds a management fee, at an annual rate of 1.00% of the average daily net assets of the Fund.  The Adviser has agreed to waive all or a portion of its fee or reimburse the Funds for operating expenses, to the extent necessary to limit the Funds’ total annual operating expenses to 2.25% of average daily net assets.  “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.

For the period June 30, 2002 to June 30, 2003 Azzad Asset Management waived all management fees for the Azzad Ethical Income Fund, totaling $2,483.  For the period June 30, 2002 to June 30, 2003 Azzad Asset Management waived all management fees for the Azzad/Dow Jones Ethical Market Fund, totaling $1,709. Therefore, during this period the Azzad Funds paid Azzad Asset Management $0 in management fees.

The Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended.  The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Trustees of the Company or by vote of a majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser.

Under the Advisory Agreement, the Adviser provides the Funds with advice and assistance in the acquisition and disposition of the Funds’ investments. All investment decisions are subject to review by the Board of Trustees of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

The same security may be suitable for the Funds or other accounts managed by the Adviser and Sub-Adviser. If and when the Funds or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Funds or account. The simultaneous purchase or sale of the same securities by the Funds and other accounts may have a detrimental effect on the Funds, as this may affect the price paid or received by the Funds or the size of the position obtainable or able to be sold by the Funds.

The Sub-Adviser

Wright Investors’ Service, Inc. (“Wright”) (the “Sub-Adviser), 440 Wheelers Farms Road, Milford, Connecticut, 06460 serves as the investment sub-adviser to the Funds pursuant to a Sub-Advisory Agreement dated August 8, 2002.  Wright is a Connecticut corporation and is a wholly owned subsidiary of The Winthrop Corporation, also a Connecticut corporation and also located at 440 Wheelers Farms Road, Milford, Connecticut, 06460.  The Sub-Advisory Agreement will continue in effect for an initial term of two years, and from year to year thereafter, if such continuance is approved at least annually in accordance with the requirements of the Investment Company Act as now in effect or as hereafter amended. Under the Sub-Advisory Agreement, Wright provides portfolio management services to the Funds.  For the Azzad Ethical Income Fund, Wright receives a fee from the Adviser (not the Funds) equal to an annual rate of 0.30% of the Fund’s average daily net assets, with a minimum payment of $1,250 per month. For the Azzad/Dow Jones Ethical Market Fund, Wright receives a fee from the Adviser (not the Fund) equal to an annual rate of 0.15% of the Fund’s average daily net assets, with a minimum payment of $417 per month.

Subject always to the control of the Adviser and the Board of Trustees, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Funds.  The Sub-Adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto.  The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Funds.  The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request.  The Adviser provides the Sub-Adviser with unlimited access and usage to all software licenses and updates/upgrades required by the Sub-Adviser to perform its duties.  The Adviser pays for all database information feeds necessary to operate all software applications.  The Sub-Adviser pays all other expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Funds.

Approval of Agreements

The Sub-Advisory Agreement and the Advisory Agreement were approved by the affirmative vote of a “majority of the outstanding voting securities” of the Funds on August 5, 2002.  At a meeting of the Board of Trustees held on July 2, 2002, the Board reviewed materials provided by the Adviser and Wright, including a description of their respective organizations, biographical information on their management personnel, and performance information.  In considering adoption of the Advisory Agreement and the Sub-Advisory Agreement, the Board of Trustees of the Funds considered, among other things, the following factors:  (1) the nature, quality and scope of services to be provided by the Adviser and Wright to the Funds; (2) the Adviser’s and Wright’s capacity to provide the advisory services to be performed; (3) the fairness of all the contract terms; (4) the Fund’s performance; (5) the existence of any “fall out” benefits to the Adviser or Wright; including research services provided to Wright by brokers in exchange for trades placed with the broker; and (6) the comparison of the advisory fees to those of similar funds.

In reviewing the Advisory Agreement and the Sub-Advisory Agreement, the Board considered that the Advisory Agreement has the same advisory fees as the previous advisory agreement, and noted that the Sub-Advisory Agreement has the same sub-advisory fee as the previous sub-advisory agreement.  The Board also considered that the Adviser recommended Wright to be the sub-adviser to the Funds, subject to shareholders’ approval, and noted that Wright has sufficient professional resources and experience managing mid-cap and large-cap equity portfolios according to the ethical principles that the Funds use.  The Board also considered that the Funds would have access to a highly qualified team of portfolio managers.  The Board obtained assurances from the representatives of the Adviser and Wright that the Adviser and Wright would provide advisory and other services to the Funds of a scope and quality at least equivalent, in the Board’s judgment, to the scope and quality of services currently provided to the Funds.  On the basis of the foregoing, the Board approved, and recommended that shareholders approve, the Advisory Agreement and the Sub-Advisory Agreement.

PRINCIPAL SHAREHOLDERS

As of September 30, 2003, the following persons were known by the Funds to be record and beneficial owners of five percent or more of the outstanding stock of the Azzad Ethical Income Fund:

Name and Address of Record Owner	Number of Shares	Percent of Fund’s Outstanding Shares
MOUSTAFA SHAMMA	12,497.046	6.66%
3701 S. GEORGE MASON DR #915-N
FALLS CHURCH VA 22041

MAHMOOD H. SHAH	13,529.517	7.21%
6113 MUNSON HILL ROAD
FALLS CHURCH VA 22044-

DR. ABULHASAN U. ANSARI, M.D.P.C.	13,626.834	7.26%
ABULHASAN U. ANSARI 8926 WOODYARD
ROAD, SUITE 101
CLINTON MD 20735-

As of September 30, 2003, the following persons were known by the Fund to be record and beneficial owners of five percent or more of the outstanding stock of the Azzad/Dow Jones Ethical Market Fund:

Name and Address of Record Owner	Number of Shares	Percent of Fund’s Outstanding Shares
SARAH MOHAMMED FARLOW, TRUSTEE	6,680.541	11.28%
FBO KATIE ANN ABEYTA 3245 EARHART
STREET, SALEM OR 97302

MAHMOOD H. SHAH	4,605.284	7.78%
6113 MUNSON HILL ROAD
FALLS CHURCH VA 22044-

UNION BANK OF CALIFORNIA NA C/F	3,764.778	6.36%
ESAM SALEM OMEISH SEP IRA 5504 SEMINARY RD.
ALEXANDRIA VA 22311-

DR. ABULHASAN U. ANSARI, M.D.P.C.	4,605.263	7.78%
ABULHASAN U. ANSARI 8926 WOODYARD
ROAD, SUITE 101
CLINTON MD 20735-

As of September 30, 2003, the officers and Trustees of the Company and the Adviser, as a group, owned 1.97% of the outstanding shares of the Azzad Ethical Income Fund and owned  .23 % of the outstanding shares of the Azzad/Dow Jones Ethical Market Fund.

CODE OF ETHICS

Personnel of the Adviser may invest in securities for their own account pursuant to a Code of Ethics which has been adopted by the Funds and the Adviser that sets forth all employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading have been adopted.

Personnel of the Distributor may invest in securities for their own account pursuant to a Code of Ethics, which has been approved by the Funds and adopted by the Distributor.  The Distributor’s Code of Ethics establishes procedures for personal investment and restricts certain transactions.  For example, restrictions have been placed on personal investing in securities that may be purchased by the Funds.

ADMINISTRATOR

Azzad Asset Management, Inc. 3130 Fairview Park Drive Suite 130 Falls Church, VA 22042 pursuant to an Administration Agreement with the Fund, began administering the affairs of the Fund effective November 1, 2002. Prior thereto, Mutual Shareholder Services, LLC served as the Fund’s administrator.

Pursuant to the Administration Agreement, Azzad, subject to the overall supervision and review of the Board of Trustees of the Company, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Funds.

       The Administration Agreement provides for each Fund to pay the Administrator an annual fee of $9,000. The Administration Agreement is terminable by the Board of Trustees of the Company or the Administrator on ninety days' written notice.  The Agreement shall remain in effect for one year from the date of its initial execution, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Agreement provides that in the absence of willful misconduct, bad faith or negligence on the part of the Administrator, the Administrator shall not be liable for any loss arising out of or in connection with its actions thereunder.

         Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides overall day-to-day administrative functions, including coordination of administrative and professional services to the Funds by others, including the Fund's Custodian; (ii) assisting Fund counsel in preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, and preparing reports to the Funds’ shareholders and the Securities and Exchange Commission; (iv) preparing agendas for meetings of the Board of Trustees; and (v) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

TRANSFER AGENT

Mutual Shareholder Services, LLC provides transfer agency, dividend disbursing and accounting services to the Funds. MSS also is involved in preparing all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws.

CUSTODIAN

Union Bank of California, N.A. serves as custodian for the Funds’ cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Funds’ portfolio securities and cash.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DISTRIBUTOR

Pursuant to a Distribution Agreement dated November 1, 2002, Lloyd, Scott & Valenti, Ltd., serves as distributor of the Funds’ shares. CFS Distributors served as distributor of the Funds’ shares from November 1, 2001 until October 30, 2002.

         For the period June 30, 2002 to June 30, 2003, the following expenses were incurred by the Azzad Ethical Income Fund’s distributors in connection with distribution of the Fund’s shares:

--------------------------------------------------------------------------------

Advertising

$ 4,516.50

--------------------------------------------------------------------------------

Printing and Mailing of Prospectuses to Other than

Current Shareholders

$ 3,555.26

--------------------------------------------------------------------------------

Compensation to Distributors

$ 0

--------------------------------------------------------------------------------

Compensation to Broker Dealers

$ 0

--------------------------------------------------------------------------------

Compensation to Sales Personnel

$ 0

--------------------------------------------------------------------------------

Interest, Carrying or other Financing Charges

$ 0

--------------------------------------------------------------------------------

         For the period June 30, 2002 to June 30, 2003, the following expenses were incurred by the Azzad/Dow Jones Ethical Market Fund’s distributors in connection with distribution of the Fund’s shares:

--------------------------------------------------------------------------------

Advertising

$ 4,516.50

--------------------------------------------------------------------------------

Printing and Mailing of Prospectuses to Other than

Current Shareholders

$ 3,555.26

--------------------------------------------------------------------------------

Compensation to Distributors

$ 0

--------------------------------------------------------------------------------

Compensation to Broker Dealers

$ 0

--------------------------------------------------------------------------------

Compensation to Sales Personnel

$ 0

--------------------------------------------------------------------------------

Interest, Carrying or other Financing Charges

$ 0

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

       The Funds have adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested Trustees of the Company, pursuant to Rule 12b-1 under the Act (the "Rule").  The Rule provides that an investment company, which bears any direct or indirect expense of distributing its shares, must do so only in accordance with a plan permitted by the Rule.  The Plan provides that the Funds will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Funds, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Funds for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Funds, which is subject to a maximum of 0.25% per annum of each Fund's average daily net assets.  Fees paid under the Plan may not be waived for individual shareholders.

       Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each may be effected and certain other matters pertaining to each Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of each Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of each Fund; and provide such other related services as either the Funds or a shareholder thereof may request.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Funds directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Funds directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

       In accordance with the Rule, the Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Trustees. In addition, the Plan requires the Funds to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Funds and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Trustees.

OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator and the Transfer Agent, are deducted from the income of each Fund, respectively, before dividends are paid. These expenses include, but are not limited to, organizational costs and expenses of officers and Trustees who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and various state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         The Funds’ assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds.  The brokerage policies and procedures described in this section apply to the Sub-Adviser as well as the Adviser, and references in this section to “Adviser” apply to the Sub-Adviser.

         U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

         In placing orders for the purchase and sale of portfolio securities for the Funds, the Adviser and the Sub-Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Adviser and the Sub-Adviser will select broker-dealers, including the Distributor, to execute portfolio transactions on behalf of the Funds primarily on the basis of best price and execution.

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Funds’ portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising several of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by each Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

During the period from June 30, 2002 to June 30, 2003, the Azzad Ethical Income Fund paid $ 1,245.41  and the Azzad/Dow Jones Ethical Market Fund paid $ 274.70 in brokerage commissions. During the period from July 1, 2001 to June 30, 2002, the Azzad Ethical Income Fund paid $125.00  in brokerage commissions. During the period from September 1, 2001 to June 30, 2002, the Azzad/Dow Jones Ethical Market Fund paid $75 in brokerage commissions. During the period from December 22, 2000 (inception date) to August 31, 2001, the Azzad/Dow Jones Ethical Market Fund paid $0 in brokerage commissions.

TAXATION

         The Funds intend to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Funds will not incur federal income or state taxes on their net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Funds must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

         Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Funds’ net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by each Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Funds in October, November or December of the year with a record date in such a month and paid by the Funds during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         Distributions paid by the Funds from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Funds. Distributions paid by the Funds from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Funds realize net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a predictable part of the Funds’ investment return.

         Any redemption of Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares. Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

         Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of each Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

       The information above is only a summary of some of the tax considerations generally affecting the Funds and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Funds are a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax adviser.

PURCHASE OF SHARES

         Fund shares may be purchased at the net asset value per share (plus the up-front sales load described in the prospectus) next determined after receipt of an order by the Funds’ Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Funds. The Funds’ minimum initial investment is $1,000 and the minimum subsequent investment is $50. The minimum initial investment through enrollment in the Funds’ automatic investment program is $50.

Purchases at Net Asset Value

Fund purchases may be calculated at net asset value for the benefit of the clients and registered representatives of broker-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Funds’ distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs. Non-profit organizations and current and retired Trustees and officers of the Company, current and retired employees of the Adviser and such persons' spouses and children may also purchase shares of the Funds at net asset value. Fund shares may also be purchased at net asset value for fee based managed accounts.

DIVIDENDS AND DISTRIBUTIONS

         Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Funds, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration. Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

NET ASSET VALUE

         The method for determining the Funds’ net asset value is summarized in the Prospectus in the text following the heading "How Your Share Price (NAV) is Determined”. The net asset value of the Funds’ shares are determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PERFORMANCE COMPARISONS

         Total return quoted in advertising and sales literature reflects all aspects of the Funds’ return, including the effect of reinvesting dividends and capital gain distributions and any change in the Funds’ net asset value during the period.

The Funds may periodically advertise “average annual total return,” “average annual total return after taxes on distributions,” and “average annual total return after taxes on distributions and redemption.”  “Average annual total return,” as defined by the Securities and Exchange Commission (“SEC”), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where:

P

=

a hypothetical $1,000

T

=

average annual total return

n

=

number of years

ERV    =

ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

“Average annual total return after taxes on distributions,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions)

n

=

number of years

ATVD

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

“Average annual total return after taxes on distributions and redemption,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

Where:

P

=

a hypothetical $1,000 initial investment

T

=

average annual total return (after taxes on distributions and redemption)

n

=

number of years

ATVDR

ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

The following table provides information regarding the Azzad Ethical Income Fund's performance (for the periods ended December 31, 2002):

#

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2002)
	One Year	Since Inception[1]
The Azzad Ethical Income Fund
Return Before Taxes	-22.81%	-31.29%
Return After Taxes on Distributions	-22.81%	-31.29%
Return After Taxes on Distributions and Redemption	-11.42%	-22.47%

        The following table provides information regarding the Azzad/Dow Jones Ethical Market Fund's performance (for the periods ended December 31, 2002):

#

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2002)
	One Year	Since Inception[1]
The Azzad/Dow Jones Ethical Market Fund
Return Before Taxes	-26.08%	-18.80%
Return After Taxes on Distributions	-26.08%	-19.00%
Return After Taxes on Distributions and Redemption	-13.51%	-13.23%

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

         The Funds’ performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

         The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.  The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

         CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Funds’ performance. The Funds may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

REDEMPTION OF SHARES

         Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

Massachusetts law governs share purchases and redemptions.

INDEPENDENT PUBLIC ACCOUNTANTS

Tait, Weller & Baker, 1818 Market Street, 24th Floor, Philadelphia, PA 19103 served as the Funds’ independent accountants for the 2003 fiscal year. Tait, Weller & Baker performs an annual audit of each Fund's financial statements and various tax services.

OTHER INFORMATION

The Adviser has been continuously registered with the Securities Exchange Commission (SEC) under the 1940 Act since August 21, 2000. The Company has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Funds or the Adviser by the SEC. For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

ORGANIZATION

         The Funds are a series of the Company, an open-end diversified management investment company under the Investment Company Act of 1940. The Azzad Ethical Income Fund began operating on July 11, 2000 and the Azzad/Dow Jones Ethical Market Fund began operating on December 22, 2000.  The Board of Trustees of the Company is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are two series authorized and outstanding.  Each series has only one class of shares.

Each share of each Fund has equal rights as to voting, redemption, dividends, and liquidation as the other shares of the Fund. There are no conversion, preemptive or other subscription rights. The Board of Trustees has the right to establish additional series in the future, to change those series and to determine the preferences, voting powers, rights and privileges thereof.

         In the interest of economy and convenience, certificates representing shares purchased will not be ordinarily issued. The investor, however, will have the same rights of ownership with respect to such shares as if certificates had been issued.

         The Company is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

         Under the Declaration of Trust of the Company, the Company or any series of the Company (including the Funds) may be terminated at any time by the Trustees by written notice to the shareholders of the Company, or such series as the case may be, without a vote of the shareholders of the Company, or of such series, or the Company or any series of the Company may be terminated by the affirmative vote of the shareholders in accordance with provisions of the Declaration of Trust.

         Under Massachusetts’s law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Company contains an express disclaimer of shareholder liability for acts or obligations of the Company and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or the Trustees. The Company's Declaration of Trust further provides for indemnification out of the assets and property of the Company for all loss and expense of any shareholder held personally liable for the obligations of the Company. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which inadequate insurance existed and the Company or Fund itself was unable to meet its obligations. The Company believes the likelihood of the occurrence of these circumstances is remote.

FINANCIAL STATEMENTS

The Funds’ Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, each for the fiscal period ended June 30, 2003; and Notes to Financial Statements and the Report of the Independent Accountants, are included in the Funds’ annual report for the period ended June 30, 2003, and are hereby incorporated by reference in this Statement of Additional Information.

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Azzad Asset Management, Inc.

"Board" means the Board of Trustees of the Company.

"Mutual Shareholder Services" means Mutual Shareholder Services, LLC., the administrator, fund accountant, and transfer and distribution-disbursing agent of the Fund.

"Code" means the Internal Revenue Code of 1986, as amended.

"Company" means Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund."

"Custodian" means the custodian of the Fund's assets.

"Funds" mean the Azzad/Dow Jones Ethical Market Fund and the Azzad Ethical Income Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

PART C -- OTHER INFORMATION

ITEM 23: EXHIBITS:

(a)(1) Declaration of Trust of Registrant.(1)

(a)(2) Amendment to Declaration of Trust of Registrant. (5)

(a)(3) Islamia Income Fund and Islamia Growth Fund: Certificate of Establishment and Designation of Series.(1)

(a)(4) Azzad/Dow Jones Ethical Market Fund: Certificate of Establishment and Designation of Series. (3)

(b)     Bylaws of Registrant.(2)

(c)(1)  Declaration of Trust of Registrant. (1)

(c)(2)  Bylaws of Registrant. (2)

(d)(1) Azzad Ethical Income Fund:  Investment Advisory Agreement between Registrant and Azzad Asset Management, Inc.(6)

(d)(2) Azzad/Dow Jones Ethical Market Fund:  Investment Advisory Agreement between Registrant and Azzad Asset Management, Inc. (6)

(d)(3)  Azzad Ethical Income Fund:  Sub-Advisory Agreement between Azzad Asset Management, Inc. and Wright Investors' Service, Inc. (6)

(d)(4)  Azzad/Dow Jones Ethical Market Fund:  Sub-Advisory Agreement between Azzad Asset Management, Inc. and Wright Investors' Service, Inc. (6)

(e)(1)  Azzad Funds:   Distribution Agreement between Registrant and Lloyd, Scott & Valenti, Ltd.(5)

(e)(2)   Islamia Income Fund: Dealer Agreement.(2)

(f)   Not Applicable.

(g)  Form of Custodian Agreement between Registrant and Union Bank of California, N.A.(2)

(h)(1) Transfer Agency and Shareholder Services Agreement between Registrant and Mutual Shareholder Services, LLC. (3)

(h)(2) Administration Agreement between Registrant and Azzad Asset Management. (7)

(h)(3) Accounting Services Agreement between Registrant and Mutual Shareholder Services. (7)

(i)   Opinion and consent of Counsel with respect to Azzad Income Fund.(2)

(j)(1)  Consent of Tait, Weller & Baker (7)

   (2)  Consent of Tait, Weller & Baker (7)

(k)  Not Applicable.

(l)(1)  Islamia Income Fund: Subscription Agreements.(2)

(m)(1)  Azzad/Dow Jones Ethical Market Fund Form of Rule 12b-1 Plan.(8)

(m)(2)  Azzad Income Fund Form of Rule 12b-1 Plan. (8)

(n)     Not Applicable.

(o)     Not Applicable.

(p)(1)    Registrant's Code of Ethics and Reporting Requirements. (2)

(p)(2)    Code of Ethics of Azzad Asset Management, Inc. (3)

(p)(3)    Code of Ethics of Lloyd, Scott & Valenti, Ltd. (7)

-------------------

(1)  Incorporated  by  reference  to  the  Registrant's   initial   registration statement filed electronically on January 22, 1997.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  3 to the Registrant's registration statement, filed electronically on June 21, 2000.

(3)  Incorporated  by  reference  to  Post-Effective  Amendment  No.  1 to  the Registrant's  registration  statement,  filed  electronically on August 22, 2001.

(4)  Incorporated  by  reference  to  Post-Effective  Amendment  No.  2  to  the Registrant's  registration  statement,  filed  electronically on August 31, 2001.

(5)  Incorporated  by  reference  to  Post-Effective  Amendment  No.  7  to  the Registrant's  registration  statement,  filed electronically on November 6, 2002.

(6)  Incorporated  by  reference  to  Post-Effective  Amendment  No.  6  to  the Registrant's  registration  statement,  filed electronically on August 8, 2002.

(7) Filed herewith.

(8) Incorporated  by  reference  to  Post-Effective  Amendment  No.  4  to  the Registrant's  registration  statement,  filed electronically on August 8, 2002.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable

ITEM 25.  INDEMNIFICATION

(a)  Section 4 of Article XII of Registrant's  Declaration  of Trust provides as follows: Subject to the  exceptions  and  limitations  contained  in this Section 4, every person who is, or has been, a Trustee,  officer,  employee or agent of the Trust,  including  persons who serve at the  request of the Trust as  directors, trustees, officers,  employees or agents of another  organization  in which the Trust has an  interest as a  shareholder,  creditor  or  otherwise (hereinafter referred to as a "COVERED  PERSON"),  shall be  indemnified  by the Trust to the fullest  extent  permitted  by law against  liability  and against all  expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee,  director,  officer,  employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

               (a) against any  liability  to the Trust or its  Shareholders  by reason of a final  adjudication by the court or other body before which the  proceeding  was  brought  that he  engaged  in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (b) with  respect  to any  matter as to which he shall  have been finally  adjudicated  not to  have  acted  in good  faith  in the reasonable  belief that his action was in the best  interests  of the Trust; or

               (c) in  the  event  of a  settlement  or  other  disposition  not involving a final  adjudication  (as provided in paragraph (a) or(b)) and resulting in a payment by a Covered Person, unless there has been either a determination  that such Covered Person did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other  disposition  or a  reasonable  determination,  based  on a review  of  readily   available  facts  (as  opposed  to  a  full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the  Disinterested  Trustees  acting on the matter  (PROVIDED  that a majority of the  Disinterested  Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

     The rights of  indemnification  herein  provided may be insured  against by policies maintained by the Trust, shall be severable,  shall not affect any other rights to which any Covered  Person may now or hereafter be entitled, shall  continue  as to a person who has ceased to be such a Covered  Person and shall inure to the benefit of the heirs,  executors and  administrators of such a person.  Nothing  contained  herein  shall  affect  any rights to indemnification  to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or  proceeding  subject  to a claim  for  indemnification  under  this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an  undertaking  by or on behalf of the  recipient to repay such  amount if it is  ultimately  determined  that he is not  entitled  to indemnification under this Section 4, PROVIDED that either:

          (a)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate  security or the Trust shall be insured  against losses arising out of any such advances; or

          (b) a  majority  of the  Disinterested  Trustees  acting on the matter (PROVIDED that a majority of the Disinterested  Trustees then in office act on the matter) or  independent  legal  counsel in a written  opinion  shall determine,  based upon a review of the readily  available facts (as opposed to a full  trial-type  inquiry),  that there is reason to believe  that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested  Trustee" is one (x) who is not an  Interested  Person  of the  Trust  (including,  as  such  Disinterested Trustee, anyone who has been exempted from being an

     Interested Person by any rule, regulation or order of the Commission),  and (y)  against  whom  none of such  actions,  suits or other  proceedings  or another action,  suit or other proceeding on the same or similar grounds is then or has been pending.

     As  used in  this  Section  4,  the  words  "claim,"  "action,"  "suit"  or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal,   administrative  or  other,   including   appeals),   actual  or threatened;  and the word  "liability" and "expenses" shall include without limitation,  attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  Pursuant  to  the  Investment   Advisory  Agreements  between  Azzad  Asset Management,  Inc. and Azzad Funds,  each party to each of the agreements is obligated  to  indemnify   and  hold  harmless  the  other  party  and  the shareholders,  directors,  trustees,  officers  and  employees of the other party  (any  such  person,  an "Indemnified   Party")  against  any  loss, liability,  claim,  damage or expenses  (including the  reasonable  cost of investigating and defending any alleged loss,  liability,  claim, damage or expenses and  reasonable  counsel fees  incurred in  connection  therewith) arising out of the Indemnified Party's performance or nonperformance of any duties under the applicable agreement;  provided,  however, that nothing is deemed to protect any Indemnified Party against any liability to which such Indemnified   Party  would  otherwise  be  subject  by  reason  of  willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless  disregard  of  obligations  and duties  under the applicable agreement.

(c)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others.  Coverage under the policy  would  include  losses  by  reason  of any  act,  error,  omission, misstatement, misleading statement, neglect or breach of duty.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers,  trustees or controlling  persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise,  the  Registrant  has been  advised  that in the  opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling  person of the Registrant in the successful  defense of any action, suit or proceeding) is asserted by such officer,  trustee or controlling person in connection with the securities being registered,  the Registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling  precedent,  submit  to  a  court  of  appropriate jurisdiction the question of whether such  indemnification by it is against public  policy as  expressed  in the Act and will be  governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The following table sets forth any other business, profession, vocation or employment  of a  substantial  nature in which any  director or officer of Azzad Asset  Management,  Inc., the investment  adviser of the Azzad/Dow Jones Ethical Market Fund and the Azzad Ethical  Income Fund,  has engaged during the last two years for his own account or in the  capacity of  director,  officer,  employee, partner or trustee. The address of Azzad Asset Management, Inc. is 3130 Fairview Park Drive, Suite 130, Falls Church, VA 22042.

------------------------------------------------------------------------------------------------------

                                     Position with

                                      Azzad Asset                           Relationship with

   Name and Address                 Management, Inc.                         Other Businesses

   ----------------                 ----------------                         ----------------

------------------------------------------------------------------------------------------------------Bashar Qasem                    President, Chief Executive     Founder, Ideal Network Systems, Fairfax, VA;

3130 Fairview Park Drive        Officer, Dirgregector              Azzad Group LLC, Falls Church, VA

Suite 130

Falls Church, VA 22042

-----------------------------------------------------------------------------------------------------------

Khalid Al-Subaihi               Director                       Al-Irshad Trade Corporation & Al-Fajer

P.O. Box 24087                                                 Printing Press Company; Azzad Group LLC,

Safat, Kuwait 13101                                            Falls Church, VA

-----------------------------------------------------------------------------------------------------------

Ziad Bassam Mohammed Albassam   Director                       Chairman, Dar Al-Balagh Broadcasting Group,

P.O. Box 1829                                                  Info-Win Company and the Internet Society;

Jeddah, Saudi Arabia 21441                                     Azzad Group LLC, Falls Church, VA

-----------------------------------------------------------------------------------------------------------

Khalid Hamed Zainy              Director                       President, Petrostar Co. Ltd.; President,

P.O. Box 5910                                                  Star Navigation Co., Ltd., Arabian Marine &

Jeddah, Saudi Arabia                                           Terminal Services Co., Ltd. and Middle East

21441                                                          Marine & General Insurance Co., Jeddah; Azzad

                                                               Group LLC, Falls Church, VA

------------------------------------------------------------------------------------------------------------

The  following  information  sets  forth  any other  business,  profession, vocation or employment of a substantial  nature in which any director or officer of Wright Investors' Service ("Wright"),  the sub-adviser of the Azzad/Dow Jones Ethical  Market Fund and the Azzad Ethical  Income Fund,  has engaged during the last two years for his own  account or in the  capacity  of  director,  officer, employee,  partner or trustee. The address of Wright is 440 Wheelers Farms Road,

Milford, Connecticut 06460.

     Vincent M. Simko, 1087 Broad Street, Bridgeport, Connecticut, a director of Wright, is an attorney with Simko Law Offices LLC.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Lloyd, Scott & Valenti, Ltd. serves as the  distributor  of the Azzad/Dow Jones Ethical Market Fund. As of the date of filing this registration statement.

     (b)

-----------------------------------------------------------------------

                                   Position with

Positions and Offices

     Name and Address              Distributor             with Registrant

     ----------------                 ------------            ---------------

--------------------------------------------------------------------------------

Sterling Lee

President

None

Lloyd, Scott & Valenti, Ltd.

7701 N. Lamar Blvd.

Suite 408

Austin, TX 78752

--------------------------------------------------------------------------------

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Azzad Asset  Management,  Inc., 3130 Fairview Park Drive,  Suite 130, Falls Church,  VA 22042,  maintains  the  Declaration  of Trust,  By-Laws,  minutes of trustees and  shareholder  meetings  and contracts  of the  Registrant  and all advisory material of Azzad Asset Management, Inc.

     Fund  Services,  Inc.  d/b/a/  Mutual Shareholder Services, LLC, 8869 Brecksville RD, Suite C, Brecksville, OH 44141 maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

     Union Bank of California,  N.A., 350 California Street,  San Francisco,  CA 94104,  maintains  any other  required  records  not  maintained  by Azzad Asset Management, Inc. or Mutual Shareholder Services.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this registration  Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to the  Registration  Statement  to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Glendale Heights, State of Illinois, on Oct 18, 2003.

                                        AZZAD FUNDS

                                        By: /s/_________________________

                                            Bashar Qasem,

                                            President

     Pursuant  to the  requirements  of the  Securities  Act of  1933,  and  the Investment  Company  Act of 1940,  this  Post-Effective Amendment  No. 8 to the Registration  Statement  has been signed below by the  following  persons in the capacities and on the date indicated.

    SIGNATURE                         TITLE                    DATE

/s/________________________    Trustee

   Oct 18, 2003

Qamaruddin Ali Yar Khan

/s/________________________    Trustee,    Treasurer,    Oct 18, 2003

Chairman of the

Bashar Qasem

Board and President

/s/________________________    Trustee                   Oct 18, 2003

Syed Shamshad Husain

/s/________________________    Trustee                   Oct 18, 2003

Syed K. Raheemullah

/s/________________________    Trustee                   Oct 18, 2003

Mohammed Abdul-Aleem